Income Tax - Reconciliation of Statutory Effective Tax Rate and the Actual Effective Tax Rate (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Tax [Abstract]
Japanese statutory effective tax rate	31.46%	31.46%	31.46%
Permanent non-deductible items	(0.05%)	(0.46%)	877.15%
Assessment of the recoverability of deferred tax assets	(79.80%)	(41.39%)	10522.38%
Additional taxable profit	0.46%	1.23%	341.31%
Change in tax rate	0.83%	(3.37%)	1441.10%
Tax credits	(0.65%)	(0.92%)	(2773.17%)
Share of loss of investments accounted for using the equity method	0.05%	0.49%	0.00%
Tax rate difference between subsidiaries	0.30%	0.58%	(989.88%)
Other	0.04%	0.38%	(2004.09%)
Actual effective tax rate	(47.36%)	(12.00%)	7446.26%